UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07359

HYPERION STRATEGIC BOND FUND, INC.

(Exact name of registrant as specified in charter)

ONE LIBERTY PLAZA, 165 BROADWAY, 36TH FLOOR
NEW YORK, NEW YORK 10006-1404
(Address of principal executive offices) (Zip code)

JOHN H. DOLAN, PRESIDENT
HYPERION STRATEGIC BOND FUND, INC.
ONE LIBERTY PLAZA, 165 BROADWAY, 36TH FLOOR
NEW YORK, NEW YORK, 10006-1404
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (800) Hyperion

Date of fiscal year end: July 31

Date of reporting period: January 31, 2005

Item 1. Reports to Shareholders.

HYPERION
STRATEGIC BOND
FUND, INC.
Semi-Annual Report
January 31, 2005

________________________________________________________________________________
HYPERION STRATEGIC BOND FUND, INC.
Portfolio Composition

The chart that follows shows the allocation of the Fund’s holdings by asset category as of January 31, 2005.

HYPERION STRATEGIC BOND FUND, INC.

Portfolio Of Investments As Of January 31, 2005*

* As a percentage of total investments.

HYPERION STRATEGIC BOND FUND, INC.
Portfolio of Investments – (Unaudited)
				Principal
January 31, 2005	Interest			Amount	Value
	Rate		Maturity	(000s)	(Note 2)

ASSET-BACKED SECURITIES – 32.5%
AQ Finance NIM Trust

Series 2003-N11A, Class Note*	7.14%		10/25/33	$466	$463,968
Argent NIM Trust

Series 2004-WN3, Class B*	6.00		03/25/34	1,654	1,588,172

Series 2003-N6, Class A*	6.40		03/25/34	223	224,003

					1,812,175

Asset Backed Funding Corp. NIM Trust

Series 2003-WF1, Class N1*	8.35		12/28/32	37	36,774
CDC Mortgage Capital Trust

Series 2003-HE1N, Class Note*	10.00		08/25/33	162	162,049
First Franklin Mortgage Loan Trust

Series 2003-FF5, Class B*(d)	6.0/6.5		02/25/34	1,000	917,985

Series 2004-FFH2, Class B1*(c)	6.03	†	06/25/34	3,000	2,776,188

Series 2004-FF8, Class B4*(c)	6.03	†	10/25/34	1,000	850,087

					4,544,260

Green Tree Financial Corp.

Series 1998-04, Class M1	6.83		03/01/28	2,000	740,000

Series 1998-03, Class M1	6.86		03/01/30	2,000	800,000

Series 1997-7, Class B1	6.99		07/15/29	2,836	439,528

Series 1997-3, Class M1	7.53		03/15/28	2,500	1,600,000

Series 1996-9, Class M1	7.63		01/15/28	2,300	2,081,500

					5,661,028

Lehman ABS Manufactured Housing

Series 2001-B, Class M1	6.63		03/15/28	4,000 @	3,986,144
Long Beach Asset Holdings Corp.

Series 2003-3, Class N1*	7.26		07/25/33	204	204,826

Series 2003-2, Class N1*	7.63		06/25/33	17	16,662

					221,488

Long Beach Mortgage Loan Trust

Series 2005-1, Class B1*	5.65	†	02/25/35	5,000	4,512,730

Series 2002-5, Class M4B	6.00		11/25/32	5,000	4,958,085

					9,470,815

Mid-State Trust

Series 2004-1, Class B	8.90		08/15/37	3,659 @	3,691,493
Option One Mortgage Securities Corp.

Series 2003-2B, Class N1*	7.63		04/26/33	0	0
Park Place Securities NIM Trust

Series 2005-WCH1, Class C*	9.00		02/25/35	1,125	1,093,387
Renaissance NIM Trust

Series 2003-D, Class Note*	6.66		03/26/34	553	553,359

Series 2003-B, Class Note*	7.39		08/25/33	122	121,839

					675,198

Sail Net Interest Margin Notes

Series 2004-BN2A, Class B*	7.00		12/27/34	2,105	2,031,414

Series 2003-5, Class A*	7.35		06/27/33	425	423,304

Series 2003-3, Class A*	7.75		04/27/33	344	345,274

Series 2004-2A, Class B*	8.00		03/27/34	2,465	2,184,607

					4,984,598

See notes to financial statements.

HYPERION STRATEGIC BOND FUND, INC.
Portfolio of Investments – (Unaudited)
				Principal
January 31, 2005	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)

ASSET-BACKED SECURITIES (continued)
Structured Asset Investment Loan Trust

Series 2004-4, Class B*(d)	5.0/5.5%		04/25/34	$2,858		$2,489,493

Series 2004-11, Class B*(d)	5.0/5.5		01/25/35	3,999		3,459,135

Series 2003-BC13, Class B*(a)(d)	6.0/6.5		11/25/33	3,750		3,432,431

Series 2004-3, Class B*(d)	6.0/6.5		04/25/34	2,500		2,244,485

						11,625,544

Total Asset-Backed Securities

(Cost – $48,840,160)						48,428,922

COMMERCIAL MORTGAGE BACKED SECURITIES – 62.7%
ARC Subordinated Participating

Class B-3	6.83		02/11/06	3,179		3,179,287
Banc America Commercial Mortgage, Inc.

Series 2004-6, Class F	5.17		12/10/42	2,500	@	2,482,033

Series 2002-PB2, Class K*	6.29		06/11/35	2,000		2,091,960

						4,573,993

Bear Stearns Commercial Mortgage Securities

Series 2004-ESA, Class A3*	4.74		05/14/16	3,500	@	3,568,103

Series 2004-PWR6, Class F*	5.45		11/11/41	2,250	@	2,262,195

Series 2004-PWR5, Class F	5.48		07/11/42	3,500	@	3,563,658

Series 2004-PWR6, Class G	5.48		11/11/41	1,000		998,625

Series 1999-C1, Class J*	5.64		02/14/31	2,390		45,649

Series 1999-C1, Class K*	5.64		02/14/31	1,767		0

						10,438,230

Chase Commercial Mortgage Securities Corp.

Series 2000-2, Class J*	6.65		07/15/32	7,387		4,098,493

Churchill Hotel B Notes	6.48		08/09/08	1,440		1,440,000
Commercial Mortgage Acceptance Corp.

Series 1998-C2, Class F*	5.44	†	09/15/30	5,000		5,118,050
Credit Suisse First Boston Mortgage Securities Corp.

Series 2003-C3, Class J*	4.23		05/15/38	1,200		1,044,427

Series 2004-C5, Class F*	5.32		11/15/37	3,000		3,008,577

						4,053,004

First Union National Bank

Series 2001-C2, Class K*	6.46		01/12/43	1,499		1,560,020
Greenwich Capital Commercial Funding Corp.

Series 2005-GG3, Class G*	5.44	†	08/10/42	5,000		5,024,895
Heller Financial Commercial Mortgage Asset

Series 2000-PH1, Class G*	6.75		01/17/34	2,925		3,186,963
JP Morgan Commercial Mortgage Finance Corp.

Series 1999-C7, Class F*	6.00		10/15/35	6,000		6,228,300
LB-UBS Commercial Mortgage Trust

Series 2002-C2, Class V**	0.00		07/15/35	0		0

Series 2001-C7, Class J*	5.87		11/15/33	3,662		3,531,806

Series 2001-C7, Class L*	5.87		11/11/33	3,299		2,768,501

Series 2005-C1, Class G*	5.16	†	02/15/40	4,286		4,306,833

						10,607,140

See notes to financial statements.

HYPERION STRATEGIC BOND FUND, INC.
Portfolio of Investments – (Unaudited)
				Principal
January 31, 2005	Interest			Amount	Value
	Rate		Maturity	(000s)	(Note 2)

COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
Morgan Stanley Cap I Inc.

Series 2004-HQ4, Class G*	5.36	%†	04/14/40	$1,000	$1,019,688

Series 1998-WF1, Class F*	7.30		03/15/30	5,000	5,370,400

					6,390,088

Mortgage Capital Funding, Inc.

Series 1996-MC1, Class G*	7.15		06/15/06	2,900 @	3,016,029
Nationslink Funding Corp.

Series 1998-2, Class F*	7.11		08/20/30	5,625 @	6,233,068
PNC Mortgage Acceptance Corp.

Series 2001-C1, Class H*	5.91		03/12/34	1,875	1,922,081
Salomon Brothers Mortgage Securities VII Inc.

Series 1999-C1, Class H	7.00	†	05/18/32	6,700	7,221,863
Sunset Media Subordinated Participating

Class 3B	7.01		02/11/08	2,148	2,147,962
Wachovia Bank Commercial Mortgage Trust

Series 2003-C3, Class J*	4.98		02/15/35	2,045	1,966,644

Wachovia Capital Center	6.22		02/01/10	5,000	5,000,000

Total Commercial Mortgage Backed Securities

(Cost – $85,788,131)					93,406,110

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES – 15.7%

Subordinated Collateralized Mortgage Obligations – 15.7%
Citicorp Mortgage Securities, Inc.

Series 2003-4, Class B4	5.00		03/25/18	313	292,401

Series 2003-4, Class B5	5.00		03/25/18	156	131,529

Series 2003-4, Class B6	5.00		03/25/18	313	202,031

Series 2003-5, Class B4	5.34	†	04/25/33	531	485,128

Series 2003-5, Class B5	5.34	†	04/25/33	353	260,598

Series 2003-5, Class B6	5.34	†	04/25/33	530	265,230

Series 2002-11, Class B4*	5.83	†	11/25/32	1,004	978,040

Series 2002-11, Class B5	5.83	†	11/25/32	502	441,592

Series 2002-11, Class B6*	5.83	†	11/25/32	754	527,690

					3,584,239

G3 Mortgage Reinsurance Ltd.

Series 1, Class EH*	22.50	†	05/25/08	2,461	2,657,476
Residential Finance Limited Partnership

Series 2002-A, Class B7	8.12	†	10/10/34	3,396	3,425,810
Residential Funding Mortgage Sec I

Series 2003-S6, Class B1	5.00		04/25/18	187	167,630

Series 2003-S6, Class B2	5.00		04/25/18	93	69,802

Series 2003-S6, Class B3	5.00		04/25/18	187	65,358

					302,790

See notes to financial statements.

HYPERION STRATEGIC BOND FUND, INC.
Portfolio of Investments – (Unaudited)
				Principal
January 31, 2005	Interest			Amount	Value
	Rate		Maturity	(000s)	(Note 2)

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
Resix Financial Ltd.

Series 2004-C, Class B7*	5.92	%†	09/10/36	$1,991	$2,030,984

Series 2004-A, Class B8*	7.42	†	02/10/36	865	890,793

Series 2003-D, Class B7*	8.17	†	12/10/35	2,946	3,056,507

Series 2003-CB1, Class B8*	9.17	†	06/10/35	1,141	1,192,195

Series 2004-A, Class B11*	16.90	†	02/10/36	988	1,037,817

					8,208,296

Washington Mutual

Series 2005-AR2, Class B11	3.74	†	01/25/45	4,782	2,923,499

Series 2005-AR2, Class B12	3.74	†	01/25/45	4,097	737,401

Series 2003-S3, Class CB5	5.40	†	06/25/33	1,162	969,484

Series 2003-S3, Class CB6	5.40	†	06/25/33	1,162	586,843

					5,217,227

Total Subordinated Collateralized Mortgage Obligations

(Cost – $21,831,443)					23,395,838

Total Non-Agency Residential Mortgage Backed Securities

(Cost – $21,831,443)					23,395,838

	Shares

PREFERRED STOCKS – 11.7%

Apartment Investment & Management Co., Series Y, 7.88% (REIT)	40,000	1,003,200

CBL & Associates Properties, Inc., Series D, 7.38% (REIT)	80,000	2,014,400

Cousins Properties, Inc., Series B, 7.50%	80,000	2,020,000

Innkeepers USA, Series C, 8.00% (REIT)	30,000	771,000

Istar Financial, Inc., Series E, 7.88% (REIT)	25,000	658,000

Kilroy Realty Corp., Series F, 7.50% (REIT)	80,000	2,011,200

Prologis Trust, Series F, 6.75% (REIT)	47,378	1,196,768

Public Storage, Inc., Series B, 7.13% (REIT)	40,000	1,072,400

Regency Centers Corp., 7.25% (REIT)	80,000	2,100,000

SL Green Reality Corp., Series D, 7.88% (REIT)	100,000	2,586,000

United Dominion Realty, Series B, 8.60% (REIT)	15,285	417,128

Vornado Realty Trust, Series E, 7.00% (REIT)	60,000	1,549,800

Total Preferred Stocks

(Cost – $16,960,684)		17,399,896

Total Investments – 122.6%

(Cost – $173,420,418)		182,630,766

Liabilities in Excess of Other Assets – (22.6)%		(33,609,871)

NET ASSETS – 100.0%		$149,020,895

See notes to financial statements.

@	—	Portion of entire principal amount delivered as collateral for reverse repurchase agreements.
*	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
**	—	Acquired in connection with purchase of LB-UBS Commercial Mortgage Trust Series 2002-C2 Classes Q, S, T, and U.
†	—	Variable Rate Security — Interest Rate is in effect as of January 31, 2005.
(a)	—	Interest rate and principal amount are based on the notional amount of the underlying mortgage pools.
(c)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.
(d)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

See notes to financial statements.

HYPERION STRATEGIC BOND FUND, INC.
Statement of Assets and Liabilities – (Unaudited)
January 31, 2005

Assets:

Investments in securities, at market (cost $173,420,418) (Note 2)	$182,630,766

Cash	410,961

Interest and dividend receivable	944,536

Net unrealized appreciation on swap contract (Note 2)	394,256

Principal paydowns receivable	245,717

Prepaid expenses and other assets	3,340

Total assets	184,629,576

Liabilities:

Reverse repurchase agreements (Note 5)	22,675,000

Interest payable for reverse repurchase agreements (Note 5)	19,014

Payable for investments purchased	12,819,890

Investment advisory fee payable (Note 3)	62,060

Administration fee payable (Note 3)	23,524

Accrued expenses and other liabilities	9,193

Total liabilities	35,608,681

Net Assets (equivalent to $7.36 per share based on 20,235,913 shares issued and outstanding)	$149,020,895

Composition of Net Assets:

Capital stock, at par value ($.01) (Note 6)	$20,233

Additional paid-in capital (Note 6)	134,573,941

Accumulated undistributed net investment income	6,019,729

Accumulated net realized loss	(1,156,696)

Net unrealized appreciation	9,563,688

Net assets applicable to capital stock outstanding	$149,020,895

See notes to financial statements.

HYPERION STRATEGIC BOND FUND, INC.
Statement of Operations – (Unaudited)
For the Six Months Ended January 31, 2005

Investment Income (Note 2):

Interest	$6,683,207

Dividends	346,285

7,029,492

Expenses:

Investment advisory fee (Note 3)	362,635

Administration fee (Note 3)	114,444

Insurance	60,319

Custodian	26,435

Reports to shareholders	6,806

Audit and tax service fees	17,644

Directors’ fees	7,562

Legal fees	28,533

Miscellaneous	606

Total operating expenses	624,984

Interest expense on reverse repurchase agreements (Note 5)	63,323

Total expenses	688,307

Less expenses waived by the investment adviser (Note 3)	(81,031)

Net expenses	607,276

Net investment income	6,422,216

Realized and Unrealized Gain (Loss) on Investments (Notes 2 and 7):

Net realized gain (loss) on:

Investment transactions	(543,082)

Swap contracts	(118,780)

Futures transactions	(92,347)

Net realized gain on investment transactions, swap contracts and futures transactions	(754,209)

Net change in unrealized appreciation/depreciation on:

Investments	6,620,166

Swap contracts	(680,909)

Futures	(37,094)

Net change in unrealized appreciation/depreciation on investments, short sales, swap contracts and futures	5,902,163

Net realized and unrealized loss on investments, short sales, swap contracts and futures	5,147,954

Net increase in net assets resulting from operations	$11,570,170

See notes to financial statements.

HYPERION STRATEGIC BOND FUND, INC.
Statement of Changes in Net Assets

	For the Six Months
	Ended	For the Year
	January 31, 2005	Ended
	(Unaudited)	November 30, 2004*

Increase (Decrease) in Net Assets Resulting from Operations:

Net investment income	$6,422,216	$11,555,226

Net realized gain (loss) on investment transactions and swap contracts	(754,209)	356,673

Net change in unrealized appreciation/depreciation on investments, short sales, swap contracts and futures	5,902,163	(1,761,710)

Net increase in net assets resulting from operations	11,570,170	10,150,189

Dividends to Shareholders (Note 2):

Net investment income	(402,487)	(12,020,078)

Net realized gains	(402,487)	(755,284)

Total Dividends	(804,974)	(12,775,362)

Capital Stock Transactions (Note 6):

Net Proceeds from sales of shares (1,141 and 4,016,063 shares respectively)	7,991	30,000,000

Cost of Fund shares redeemed (174,263 shares)	(1,245,982)	—

Issued to shareholders in reinvestment of distributions (111,493 and 1,875,971 shares, respectively)	804,974	12,775,362

Net increase from capital stock transactions	(433,017)	42,775,362

Total increase (decrease) in net assets	10,332,179	40,150,189

Net Assets:

Beginning of period	138,688,716	98,538,527

End of year	$149,020,895	$138,688,716

*	Certain amounts have been reclassified to conform to current year presentation. See Note 2 — Swap Agreements.

See notes to financial statements.

HYPERION STRATEGIC BOND FUND, INC.
Statement of Cash Flows – (Unaudited)
For the Six Months Ended January 31, 2005

Increase (Decrease) in Cash:

Cash flows provided by (used for) operating activities:

Net increase in net assets resulting from operations	$11,570,170

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:

Purchases of long-term portfolio investments and securities sold short	(80,036,778)

Proceeds from disposition of long-term portfolio investments, principal paydowns, and securities sold short	48,362,573

Sales of short-term portfolio investments, net	8,699,126

Increase in interest receivable	(276,778)

Increase in receivable for investments sold and paydowns	(227,779)

Decrease in prepaid expenses and other assets	46,159

Decrease in variation margin payable	(54,750)

Increase in interest payable for reverse repurchase agreements	19,014

Decrease in payable for investments purchased	(2,256,070)

Increase in investment advisory fee payable	35,863

Increase in administration fee payable	8,684

Decrease in accrued expenses and other liabilities	(38,949)

Net accretion on investments	(1,549,226)

Unrealized appreciation on investments	(5,902,163)

Net realized gain on investment transactions	543,082

Net cash provided by operating activities	(21,057,822)

Cash flows provided by (used for) financing activities:

Proceeds from shares sold	7,991

Payment on shares redeemed	(1,245,982)

Net cash provided by reverse repurchase agreements	22,675,000

Dividends paid to shareholders, net of reinvestments	—

Net cash provided by financing activities	21,437,009

Net increase in cash	379,187

Cash at beginning of year	31,774

Cash at end of year	$410,961

Noncash financing activities not included herein consist of reinvestment of dividends of $804,974.

Interest payments for the six months ended January 31, 2005, totaled $63,323.

*	The format of the statement of cash flows changes from the direct method to the indirect method. See notes to financial statements.

See notes to financial statements.

HYPERION STRATEGIC BOND FUND, INC.
Financial Higlights

	For the
	Six Months
	Ended		For the Year Ended
	January 31, 2005
	(Unaudited)		July 31, 2004*	July 31, 2003*	July 31, 2003	July 31, 2001

Per Share Operating Performance:

Net asset value, beginning of period	$6.83		$6.84	$11.14	10.64	10.18

Net investment income	0.32	**	0.76 **	0.76	0.91	0.72

Net realized and unrealized gains (losses) on investments, short sales, futures and swap contracts	0.25		(0.08)	0.28	0.63	0.69

Net increase (decrease) in net asset value resulting from operations	0.57		0.68	1.04	1.54	1.41

Dividends from net investment income	(0.02)		(0.65)	(1.39)	(0.87)	(0.82)

Dividends from net realized gains	(0.02)		(0.04)	(0.92)	(0.17)	(0.13)

Dividends from returns of capital	—		—	(3.03)	0.00	0.00

Total dividends	(0.04)		(0.69)	(5.34)	(1.04)	(0.95)

Net asset value, end of period	$7.36		$6.83	$6.84	11.14	10.64

Total Investment Return+	7.91%	(1)	10.02%	8.98%	15.07%	14.22%

Ratios to Average Net Assets/ Supplementary Data:

Net assets, end of period (000’s)	$149,021		$138,689	$98,539	$158,922	$110,770

Operating expenses	0.86%	(2)	0.89%	0.77%	0.81%	0.88%

Interest expense	0.09%	(2)	0.33%	0.05%	0.00%	0.00%

Total expenses	0.95%	(2)	1.22%	0.82%	0.81%	0.88%

Total expenses including fee waiver and excluding interest expense	0.75%	(2)	0.75%	0.75%	0.75%	0.75%

Net investment income	8.85%	(2)	11.02%	7.75%	9.08%	7.84%

Portfolio turnover rate	32%	(1)	51%	83%	113%	41%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	For the
	Period Ended
	July 31, 2000

Per Share Operating Performance:

Net asset value, beginning of period	10.00

Net investment income	2.83

Net realized and unrealized gains (losses) on investments, short sales, futures and swap contracts	0.03

Net increase (decrease) in net asset value resulting from operations	2.86

Dividends from net investment income	(2.68)

Dividends from net realized gains	0.00

Dividends from returns of capital	0.00

Total dividends	(2.68)

Net asset value, end of period	10.18

Total Investment Return+	3.95%	(1)

Ratios to Average Net Assets/ Supplementary Data:

Net assets, end of period (000’s)	$50,254

Operating expenses	0.79%	(2)

Interest expense	0.00%

Total expenses	0.79%	(2)

Total expenses including fee waiver and excluding interest expense	0.69%	(2)

Net investment income	5.94%	(2)

Portfolio turnover rate	26%	(1)

(1)	Not Annualized

(2)	Annualized

*	As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within net investment income, to components of realized and unrealized gain (loss) in the statement of operations. The effect of this reclassification was to reduce the interest expense and total expense ratios and increase the net investment income ratio by 0.12% and increase net investment income per share by $0.01 and decrease net realized and unrealized gains (losses) on investments, and swap contracts per share by $0.01 for the six months ended January 31, 2005. For consistency, similar reclassifications have been made to prior year amounts, resulting in a reduction to the interest expense and total expense ratios and increase to the net investment income ratio of 0.38% and an increase to net investment income per share by $0.03 and a decrease to net realized and unrealized gains (losses) on investments, and swap contracts per share by $0.03 for the year ended July 31, 2004, a reduction to the interest expense and total expense ratios and an increase to the net investment income ratio of 0.02% and an increase to net investment income per share of less than $0.005 and a decrease net realized and unrealized gains (losses) on investments swap contracts per share by less than $0.005 for the fiscal year ended July 31, 2003.

**	Calculated based on the average shares outstanding during the year.

See notes to financial statements.

HYPERION STRATEGIC BOND FUND, INC.
Notes to Financial Statements – (Unaudited)
January 31, 2005

1.     The Fund

The Hyperion Strategic Bond Fund, Inc. (the “Fund”) (formerly Hyperion High-Yield CMBS Fund, Inc.”) was incorporated under the laws of the State of Maryland on September 12, 1995 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified closed-end management investment company.

The Fund’s investment objective is to provide a high total return by investing in securities backed by interests in real estate. No assurance can be given that the Fund’s investment objective will be achieved.

2.     Significant Accounting Policies

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments: Securities held by the Fund are valued based upon the current bid price where market quotations are readily available. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures approved by the Fund’s Board of Directors. As a general rule, the current fair value of a security would appear to be the amount which the Fund could expect to receive upon its current sale. Some of the general factors that are considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The value of mortgage-backed securities can be significantly affected by changes in interest rates or in the financial conditions of an issuer or market.

Securities Transactions: Securities transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost basis.

Interest Income: Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized using the effective yield to maturity method. Any paydown gain (loss) on mortgage-backed and asset-backed securities are treated as interest income.

Income Taxes: The Fund intends to qualify and meet the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

Distributions to Shareholders: Distributions from net investment income and net realized capital gains (including net short term capital gains), if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatment of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the fund as a whole.

Repurchase Agreements: The Fund regularly invests in repurchase agreements. A repurchase agreement is an agreement by which the Fund purchases securities from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed future date. The Fund, through its custodian, receives delivery of the underlying collateral, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Hyperion Capital Management, Inc. (the “Adviser”) is responsible for determining that the value of these underlying securities is sufficient at all times. If the seller defaults and the value of the collateral declines or if bankruptcy

HYPERION STRATEGIC BOND FUND, INC.
Notes to Financial Statements – (Unaudited)
January 31, 2005

proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Swap agreements: The Fund may enter into interest rate swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. The Fund will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net cash payments on interest rate swap agreements are included as part of realized gain/loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the fluctuation of interest rates. See Note 7 for a summary of all open swap agreements as of January 31, 2005.

Cash Flow Information: Cash, as used in the Statement of Cash Flows, is the amount reported as “Cash” in the Statement of Assets and Liabilities, and does not include short-term investments.

Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value and accreting discounts and amortizing premiums on debt obligations.

3.     Investment Advisory Agreements and Affiliated Transactions

Prior to August 2003, the Fund’s investment adviser was Lend Lease Hyperion Capital Advisors, L.L.C. In August 2003, the Fund’s investment adviser changed to Hyperion Capital Management, Inc., with whom the Fund has entered into an Investment Advisory Agreement. The Adviser is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of 0.50% of the Fund’s average weekly net assets.

During the six months ended January 31, 2005, the Adviser earned $362,635 in investment advisory fees, of which the Adviser has waived $81,031 of its fee.

The Adviser has agreed to either waive or reimburse the ongoing expenses of the Fund to the extent that such expenses exceed 0.75% of average daily net assets per annum.

The Fund has entered into an Administration Agreement with Hyperion Capital Management, Inc. (the “Administrator”). The Administrator entered into a sub-administration agreement with State Street Bank and Trust Company (the “Sub-Administrator”). The Administrator and Sub-Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Fund with administrative office facilities. For these services, the Fund pays to the Administrator a monthly fee at an annual rate of 0.15% of the Fund’s average weekly net assets. During the six months ended January 31, 2005, the Administrator earned $114,444 in Administration fees. The Administrator is responsible for any fees due the Sub-Administrator.

Certain officers and/or directors of the Fund are officers and/or directors of the Advisor and/or the Administrator. The Fund does not pay any compensation directly to its officers or directors who are directors, officers or employees of Hyperion Capital Management, Inc. or its affiliates. Each disinterested director receives an annual fee of $7,000, and an additional $1,500 as chairman of the audit committee.

4.     Purchases and Sales of Investments

Purchases and sales of investments, excluding short-term securities and U.S. Government securities, for the six months ended January 31, 2005, were $78,337,262 and $33,426,338 respectively. Purchases and sales of U.S. Government securities, excluding short-term securities, for the six months ended January 31, 2005 were $1,699,516 and $15,277,750 respectively.

HYPERION STRATEGIC BOND FUND, INC.
Notes to Financial Statements – (Unaudited)
January 31, 2005

For the purposes of this footnote, U.S. Government securities included securities issued by the Federal National Mortgage Association.

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments at January 31, 2005 was $173,420,418. Net unrealized appreciation was $9,210,348 (gross unrealized appreciation — $12,326,810; gross unrealized depreciation — $3,116,462)

5.     Borrowings

Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its Fundee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

At January 31, 2005, the Fund had the following reverse repurchase agreements outstanding:

		Maturity
Face Value	Description	Amount

$2,000,000	Bank of America, 3.00%, dated 01/06/05, maturity date 02/23/05	$2,008,000

2,971,000	Bank of America, 3.05%, dated 01/25/05, maturity date 02/24/05	2,978,551

2,842,000	Bear Stearns, 3.06%, dated 01/14/05, maturity date 03/11/05	2,855,528

3,387,000	Bear Stearns, 2.53%, dated 01/25/05, maturity date 02/08/05	3,390,332

3,843,000	Bear Stearns, 3.12%, dated 01/26/05, maturity date 03/18/05	3,859,986

1,832,000	Bear Stearns, 3.15%, dated 01/28/05, maturity date 03/18/05	1,839,855

2,410,000	Goldman Sachs, 2.67%, dated 01/28/05, maturity date 03/28/05	2,420,546

3,390,000	Lehman Brothers, 2.90%, dated 01/19/05, maturity date 03/23/05	3,407,204

$22,675,000

	Maturity Amount, Including Interest Payable	$22,760,002

	Market Value of Assets Sold Under Agreements	$28,055,979

	Weighted Average Interest Rate	2.93%

The average daily balance of reverse repurchase agreements outstanding during the period ended January 31, 2005, was approximately $4,652,614 at a weighted average interest rate of 2.66%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $22,693,374 as of January 31, 2005, which was 12.32% of total assets.

6.     Capital Stock

There are 100 million shares of $0.001 par value common stock authorized. Of the 20,235,913 shares outstanding at January 31, 2005, the Adviser owned 24,117 shares. On October 1, 2004 the Fund purchased 174,263 shares of it common stock to provide liquidity to the Fund’s shareholder’s since the Fund’s shares are not sold on a secondary market. The value of the purchased shares amounted to $1,245,982.

7.     Financial Instruments

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, futures contracts and swap agreements and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial

HYPERION STRATEGIC BOND FUND, INC.
Notes to Financial Statements – (Unaudited)
January 31, 2005

statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. During the period, the Fund had segregated sufficient cash and/or securities to cover any commitments under these contracts.

At January 31, 2005, the following swap agreement was outstanding:

	Expiration		Net Unrealized
Notional Amount	Date	Description	Appreciation

$15,000,000	06/18/13	Agreement with Goldman Sachs Capital Markets, LP, dated 06/26/03 to pay semi-annually the notional amount multiplied by 3.853% and to receive quarterly the notional amount multiplied by 3 month USD-LIBOR-BBA.	$549,238
15,000,000	12/21/14	Agreement with Goldman Sachs Capital Markets, LP, dated 12/17/04 to pay semi-annually the notional amount multiplied by 4.605% and to receive quarterly the notional amount multiplied by 3 month USD-LIBOR-BBA.	(154,982)

			$394,256

As of January 31, 2005, the fund had no futures contracts outstanding.

8.     Subsequent Events

Acquisition Agreement: On February 11, 2005, all shareholders of HCM Holdings, Inc., the parent company of the Advisor, entered into a stock purchase agreement to sell all of their interests to Branscan Financial (U.S.) Corporation, which is a wholly owned subsidiary of Branscan Corporation. This transaction is expected to close by April 30, 2005, subject to certain conditions. It is expected that the Advisor will continue to provide advisory services to the Fund.

9.     Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

HYPERION STRATEGIC BOND FUND, INC.
Information Concerning Directors and Officers (Unaudited)

The following tables provide information concerning the directors and officers of the Hyperion Strategic Bond Fund, Inc. (the “Fund”).

	Position(s) Held with		Number of
	Fund and Term of	Principal Occupation(s) During Past 5 Years	Portfolios in Fund
Name, Address	Office and Length of	and	Complex Overseen
and Age	Time Served	Other Directorships Held by Director	by Director

Robert F. Birch c/o One Liberty Plaza, 36th floor New York, New York 10006-1404 Age 68	Director, Member of The Audit Committee Elected Director since May 2002	Director of several investment companies advised by the Advisor or by its affiliates (1998- Present); President, New America High Income Fund (1992-Present); Director, Brandywine Funds(3) (2001 to Present).	5

Harald R. Hansen c/o One Liberty Plaza, New York, New York 10006-1404 Age 72	Director, Member of the Audit Committee Elected Since Fund’s Inception	Chief Executive Officer of First Union National of Georgia in 1987. Chairman in 1989 held position until he retired in 1996. Executive Vice President in charge of the General Banking Group of First National Bank of Georgia. Director of Atlanta Symphony, Midtown Alliance and U.S. Disabled Athletes Fund. Trustee and Vice Chairman of the Board of Oglethorpe University; President of the Board of Trustees of Asheville School and a Trustee of the Tull Foundation. Corporate Boards of Magnet Communication Inc. and Wachovia Corp.	2

Leo M. Walsh, Jr. c/o One Liberty Plaza, New York, New York 10006-1404 Age 71	Director, Chairman of the Audit Committee Elected Since Fund’s Inception	Director and/or Trustee of several investment companies advised by the Advisor or by its affiliates (1989-Present); Financial Consultant for Medco Health Solutions Inc. (1994-2003).	5

Clifford E. Lai* c/o One Liberty Plaza, New York, New York 10006-1404 Age 51	Director and Chairman of the Board Elected Annually Since October 2000	President (1998-Present) and Chief Investment Officer (1993-2002) of Hyperion Capital Management, Inc. (the “Advisor”); Co- Chairman (2003-Present) and Board of Managers (1995-Present) Hyperion GMAC Capital Advisors, LLC (formerly Lend Lease Hyperion Capital, LLC); President of several investment companies advised by the Advisor (1995-Present).	5

HYPERION STRATEGIC BOND FUND, INC.
Information Concerning Directors and Officers (Unaudited)

Officers of the Fund

Name, Address	Position(s)	Term of Office and	Principal Occupation(s)
and Age	Held with Fund	Length of Time Served	During Past 5 Years

John H. Dolan* c/o One Liberty Plaza, New York, New York 10006-1404 Age 51	President	Elected on September 23, 2003	Chief Investment Strategist (1998-Present) and Chief Investment Officer (since 2002) of Hyperion Capital Management, Inc.

Thomas F. Doodian* c/o One Liberty Plaza, New York, New York 10006-1404 Age 45	Treasurer	Elected Annually Since Fund’s Inception	Managing Director, Chief Operating Officer (1998-Present) and Director of Finance and Operations of Hyperion Capital Management, Inc, (the “Advisor”) (1995-Present); Treasurer of several investment companies advised by the Advisor (1998-Present).

Daniel S. Kim* c/o One Liberty Plaza, 165 Broadway, 36th Floor, New York, New York 10006-1404 Age 37	Chief Compliance Officer (“CCO”) & Secretary	CCO Elected since September 2004; and Secretary Elected since January 2005	Director, General Counsel and CCO (September 2004-Present), and Secretary (January 2005- Present) of the Advisor; General Counsel and CCO (September 2004-Present), and Secretary (January 2005-Present) of Hyperion GMAC Capital Advisors, LLC; CCO (September 2004- Present), and Secretary (January 2005-Present) of several investment companies advised by the Advisor; Vice President, Asst. General Counsel and CCO (May 2001-August 2004) of Oak Hill Capital Management, Inc.; Asst. General Counsel (May 2001-August 2004) of Oak Hill Advisors, LP; Lawyer (January 2001-April 2001) at Arkin Kaplan LLP; and Law Student (January 2000-January 2001).

*	Interested person as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), because of affiliation with Hyperion Capital Management, Inc., the Fund’s advisor.

The Fund’s Statement of Additional Information includes additional information about the directors and is available, without charge, upon request by calling 1-800-497-3746.

HYPERION STRATEGIC BOND FUND, INC.
Additional Information

Quarterly Portfolio Schedule: The Fund will file Form N-Q with the Securities and Exchange Commission for the first and third quarters of each fiscal year. The Fund’s Form N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling 1-800-HYPERION or on the Fund’s website at http://www.hyperioncapital.com.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-497-3746 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Fund has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling 1-800-497-3746 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Officers & Directors

John H. Dolan
President

Clifford E. Lai
Director and Chairman of the Board

Robert F. Birch*
Director

Harald R. Hansen*
Director

Leo M. Walsh, Jr.*
Director

Thomas F. Doodian
Treasurer and Assistant Secretary

Daniel S. Kim
Secretary and CCO

* Audit Committee Members

The accompanying financial statements as of January 31, 2005 were not audited and, accordingly, no opinion is expressed on them.
This Report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund Shares.

Hyperion Strategic Bond Fund, Inc.

One Liberty Plaza
165 Broadway, 36th Floor
New York, NY 10006-1404

Item 2. Code of Ethics.

     Not Applicable.

Item 3. Audit Committee Financial Expert.

     Not Applicable.

Item 4. Principal Accountant Fees and Services.

     Not Applicable.

Item 5. Audit Committee of Listed Registrants.

     Not Applicable.

Item 6. Schedule of Investments.

See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

     Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

     Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

     Not Applicable.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.

(b) As of the date of filing this Form N-CSR, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) None.

     (2) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

     (3) None.

(b) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     HYPERION STRATEGIC BOND FUND, INC.

By:	/s/ John H. Dolan John H. Dolan Principal Executive Officer

Date: April 8, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Dolan John H. Dolan Principal Executive Officer

Date: April 8, 2005

By:	/s/ Thomas F. Doodian Thomas F. Doodian Treasurer and Principal Financial Officer

Date: April 8, 2005